Travel Suppliers Payable	12 Months Ended
Dec. 31, 2017
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Travel Suppliers Payable

10. Travel Suppliers payable

Travel Supplier payables consist of the following

	As of December 31, 2017	As of December 31, 2016
Hotels and other travel service suppliers (1)	151,023	96,357
Airlines	23,794	5,880

	$174,817	$102,237

(1)	Includes $ 137,396 and $ 84,477 as of December 31, 2017 and 2016, respectively, for deferred merchant bookings which will be due after the traveler has checked out.